Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies.
Commitments and Contingencies

7. Commitments and Contingencies

Licenses

On May 3, 2013, the Company entered into an option agreement and a license agreement with Actavis plc (formerly Forest Laboratories Holdings Limited), under which the Company granted to Actavis an exclusive option to license its product candidate, TRV027. If Actavis exercises this option, the license agreement between the Company and Actavis will become effective and Actavis will have an exclusive worldwide license to develop and commercialize TRV027 and specified related compounds. At the Company’s request, Actavis will consider in good faith whether to grant the Company the right to co-promote the licensed products in the United States under terms to be agreed upon by the parties. Actavis will be responsible for subsequent development, regulatory approval and commercialization of TRV027 at Actavis’ sole cost and expense.

Under the option agreement, the Company is conducting, at its expense, a Phase 2b trial of TRV027 in acute heart failure. Actavis may exercise its option during the pendency of the Phase 2b clinical trial or during a specified time period after the Company delivers the data from the Phase 2b clinical trial to Actavis. During the option period, the Company is not permitted to negotiate for or enter into any agreement with a third party for the development and commercialization of TRV027 and its related compounds. Under specified circumstances linked to adverse changes in the market or related to the results from the Phase 2b trial of TRV027, Actavis has the right to renegotiate the terms of the license agreement. If Actavis exercises such right, the Company will be obligated to negotiate in good faith with Actavis for a period of time the terms of any new arrangement. If the Company and Actavis are unable to agree on the terms of any new arrangement, then the option agreement will terminate and for a specified period of time thereafter the Company may not offer a license to any third party on terms better than those last proposed by either the Company or Actavis during the negotiations.  If Actavis does not exercise the option during the specified period, its option will expire and the license agreement will not become effective. In that case, the Company would be free to enter into a collaboration arrangement with another party for the development and commercialization of TRV027 or to pursue development and commercialization on its own.

The Company received no consideration upon the grant of the option to Actavis. If Actavis exercises the option, the Company would receive a $65 million option exercise fee and could potentially receive up to $365 million depending upon the achievement of future development and commercial milestones. The Company also could receive tiered royalties between 10% and 20% on net sales of licensed products worldwide, with the royalty rates on net sales of licensed products in the United States being somewhat higher than the royalty rates on net sales of licensed products outside the United States. The term of the royalty on sales of TRV027 for a given country would extend until the latest to occur of (i) 10 years from first commercial sale of TRV027 in that country, (ii) the expiration of the last to expire patent claiming TRV027 that is sufficient to block the entrance of a generic version of the product, or (iii) the expiration of any period of exclusivity granted by applicable law or any regulatory authority in such country that confers exclusive marketing rights on the product.

If the license agreement becomes effective, Actavis has the right to grant sublicenses under the license agreement to affiliates and third parties. Any sublicensing does not act to relieve Actavis of any of its obligations under the license agreement, including Actavis’ obligation to make milestone payments to the Company with respect to TRV027 or pay royalties to the Company on sales of TRV027 by such sublicensee.  Under the license, both Actavis and the Company have the right to terminate the agreement in the event of an uncured material breach or insolvency of the other party. In addition, Actavis is permitted to terminate the license agreement without cause at any time upon prior written notice or immediately for product safety reasons. Following a termination of the license agreement, all licenses granted to Actavis would terminate, and Actavis would grant the Company an exclusive royalty bearing license under specified patents and know-how to develop and commercialize reverted licensed products. If not terminated, the license agreement would remain in effect until the expiration of the last royalty term for the last licensed product.

Actavis participated in the Series C Preferred Stock financing and purchased $30 million of Series C Preferred Stock. Because the Series C Preferred Stock was acquired at the same time as the option agreement, management considered whether the Preferred Stock was issued at fair value and if not, whether the consideration received for the Preferred Stock should be allocated in the financial statements in a manner differently than the price stated in the agreement. The Series C Preferred Stock acquired by Actavis was acquired at the same time and at the same price per share as all of the other investors in the Series C Preferred Stock financing and therefore the preferred stock sold to Actavis was deemed to be issued at fair value and no value was allocated to the option agreement. The Series C Preferred Stock held by Actavis was converted into common shares on a one-for-6.2 basis upon consummation of the Company’s initial public offering.

Legal Proceedings

The Company is not involved in any legal proceeding that it expects to have a material adverse effect on its business, financial condition, results of operations and cash flows.

8. COMMITMENTS AND CONTINGENCIES

Licenses

        On May 3, 2013, the Company entered into an option agreement and a license agreement with Actavis plc (formerly Forest Laboratories Holdings Limited), under which the Company granted to Actavis an exclusive option to license its product candidate, TRV027. If Actavis exercises this option, the license agreement between the Company and Actavis will become effective and Actavis will have an exclusive worldwide license to develop and commercialize TRV027 and specified related compounds. Under the option agreement, the Company will conduct, at its expense, a Phase 2b trial of TRV027 in acute heart failure. Actavis may exercise its option during the pendency of the Phase 2b clinical trial or during a specified time period after the Company delivers the data from the Phase 2b clinical trial to Actavis. During the option period, the Company is not permitted to negotiate for or enter into any agreement with a third party for the development and commercialization of TRV027 and its related compounds. Under specified circumstances linked to adverse changes in the market or with respect to TRV027, Actavis has the right to renegotiate the terms of the license agreement. If Actavis exercises such right, its option will expire and the Company will be obligated to negotiate in good faith with Actavis for a period of time the terms of any new arrangement. If the Company and Actavis are unable to agree on the terms of any new arrangement during such period of time, then the option agreement will terminate and for a specified period of time thereafter the Company may not offer a license to any third party on terms better than those last proposed by either the Company or Actavis during the negotiations.

        If Actavis does not exercise the option during the specified period, its option will expire and the license agreement will not become effective. In that event, the Company would be free to enter into a collaboration arrangement with another party for the development and commercialization of TRV027 or to pursue development and commercialization on its own.

        If Actavis exercises the option, Actavis will have the sole and exclusive right under the license agreement, at its sole cost and expense, to develop and commercialize TRV027 and specified related compounds throughout the world. At the Company's request, Actavis will consider in good faith whether to grant the Company the right to co-promote the licensed products in the United States under terms to be agreed upon by the parties.

        The Company received no consideration upon the grant of the option to Actavis. If Actavis exercises the option, the Company could potentially receive up to $430 million in the aggregate, including an upfront option exercise fee of $65 million and milestone payments depending upon the achievement of future development and commercial milestones. The Company could also receive tiered royalties between 10% and 20% on worldwide net sales of licensed products worldwide, with the royalty rates on net sales of licensed products in the United States being somewhat higher than the royalty rates on net sales of licensed products outside the United States.

        If Actavis exercises the option and the license agreement becomes effective, both Actavis and the Company would have the right to terminate the license agreement in the event of an uncured material breach or insolvency of the other party. In addition, Actavis would be permitted to terminate the license agreement without cause at any time upon prior written notice or immediately for product safety reasons. Following a termination of the license agreement, all licenses granted to Actavis would terminate, and Actavis would grant the Company an exclusive royalty bearing license under specified patents and know-how to develop and commercialize reverted licensed products. If not terminated, the license agreement would remain in effect until the expiration of the last royalty term for the last licensed product.

        If Actavis elects to exercise its option, the term of the royalty on sales of TRV027 for a given country would extend until the first to occur of (i) 10 years from first commercial sale of TRV027 in that country, (ii) the expiration of the last to expire patent claiming TRV027 that is sufficient to block the entrance of a generic version of the product, or (iii) the expiration of any period of exclusivity granted by applicable law or any regulatory authority in such country that confers exclusive marketing rights on the product.

        Actavis has the right to grant sublicenses under the license agreement to affiliates and third parties. Any sublicensing does not act to relieve Actavis of any of its obligations under the license agreement, including Actavis's obligation to make milestone payments to the Company with respect to TRV027 or pay royalties to the Company on sales of TRV027 by such sublicensee. Actavis participated in the Series C Preferred Stock financing (Note 7) and purchased $30 million of Series C Preferred Stock. Because the Series C Preferred Stock was acquired at the same time as the option agreement, management considered whether the Preferred Stock was issued at fair value and if not, whether the consideration received for the Preferred Stock should be allocated in the financial statements in a manner differently than the price stated in the agreement. The Series C Preferred Stock acquired by Actavis was acquired at the same time and at the same price per share as all of the other investors in the Series C Preferred Stock financing and therefore the preferred stock sold to Actavis was deemed to be issued at fair value and no value was allocated to the option agreement.

Operating Leases

        The Company leases office and laboratory space in Pennsylvania. In addition, the Company leases vivarium space in Pennsylvania. The vivarium lease can be terminated at any time upon 90 days' written notice by the Company. The Company's leases contain escalating rent clauses, which require higher rent payments in future years. The Company expenses rent on a straight-line basis over the term of the lease, including any rent-free periods. In July 2013, the Company extended the lease for the Company's office and laboratory lease in Pennsylvania until September 2020, with a Company option to terminate the lease in December 2017 with a required termination payment of $131,902.

        Rent expense under operating leases was $438,173 and $459,288 in 2012 and 2013, respectively.

        Future minimum lease payments, including termination fees, under noncancelable lease agreements as of December 31, 2013, are as follows:

Operating Lease
2014	$226,313
2015	232,688
2016	239,064
2017	356,622

Total minimum lease payments	$1,054,687

        The Company had deferred rent of $347,033 at December 31, 2013. This balance related entirely to the Pennsylvania office and laboratory lease.

Legal Proceedings

        The Company is not involved in any legal proceeding that it expects to have a material effect on its business, financial condition, results of operations and cash flows.